Related Parties - Transactions And Balances With Associated Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Other Demand Deposits [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	$ 0	$ 1,853
Results with Associated Company	[1]	0	0	$ 0
Loans And Advances [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	27,549,523	45,444,864
Results with Associated Company	[1]	35,920,259	27,958,586	24,270,775
Debt Securities At Fair Value Through Profit Or Loss [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	0
Results with Associated Company	[1]	0	0	10,547
Derivatives (Assets) [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	92,737
Results with Associated Company	[1]	151,227	318,833	0
Other Financial Assets [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	438,171	1,331,883
Results with Associated Company	[1]	0	0	0
Deposits [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	14,301,546	5,155,041
Results with Associated Company	[1]	4,454,404	932,872	860,510
Other Liabilities [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	1,324,162	72
Results with Associated Company	[1]	3,922,886	149	24,912
Financing Received [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	499,887
Results with Associated Company	[1]	249,280	208,427	0
Other Operating Income [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1],[2]	0	0
Results with Associated Company	[1],[2]	1,127,598	867,315	429,026
Other Administrative Expenses [Member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	0
Results with Associated Company	[1]	49,303	0	0
Interest Rate Swaps [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	4,671,087
Results with Associated Company	[1]	0	0	0
Securities In Custody [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	21,277,312	25,117,042
Results with Associated Company	[1]	0	0	0
Guarantees Received [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	2,245,950
Results with Associated Company	[1]	0	0	0
Securities Granted [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1],[3]	280,500	426,046
Results with Associated Company	[1],[3]	0	0	0
Fee And Commission Income [member]
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	0
Results with Associated Company	[1]	$ 712,997	$ 825	$ 0

[1]	The transactions between BBVA and its subsidiaries detailed in the preceding table were eliminated for the purposes of consolidation in the Consolidated Financial Statements as of December 31, 2023.
[2]	Operating leases.
[3]	These balances represent commercial guarantees granted.